Income Taxes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 entity	Dec. 31, 2011
Income Taxes (Textual)
Valuation allowance decrease amount			$ 1,516,000
Net operating loss carry forwards	6,000,000		5,900,000
Expiration dates description for tax operating loss carryforwards		Begin to expire in 2025	Begin to expire in 2025
Federal tax credit carryforwards for future income tax purposes		4,100,000		3,800,000
Credits	106,000		106,000
Expiration date description for federal credits	Begin to expire in 2022		Begin to expire in 2022
Income as result of change in accounting over the period 2013 through 2015			4,500,000
Number of entities acquired			3
Deferred tax liabilities			1,300,000
Unrecognized tax benefits	0		0	0
Accrued interest and penalties related to uncertain tax positions	$ 0		$ 0	$ 0
Income tax examination, Jurisdiction, Description			The tax return years 2009 through 2012 remain open to examination by the major domestic taxing jurisdictions to which the Company is subject.
Puerto Rico LLC [Member]
Income Taxes (Textual)
Equity method investment, ownership percentage			100.00%